UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Mid Cap Stock Fund
Mid Cap Stock
Class K

July 31, 2011

1.804824.107

MCS-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.4%
Automobiles - 0.3%
Tesla Motors, Inc. (a)	954,700	$ 26,894
Distributors - 0.5%
LKQ Corp. (a)	500,000	12,285
Pool Corp.	859,400	22,989
		35,274
Diversified Consumer Services - 1.6%
Service Corp. International	3,682,408	38,555
Sotheby's Class A (Ltd. vtg.)	725,800	30,738
Stewart Enterprises, Inc. Class A	3,289,313	22,861
Weight Watchers International, Inc.	375,100	28,954
Xueda Education Group sponsored ADR	1,031,932	9,164
		130,272
Hotels, Restaurants & Leisure - 1.9%
Arcos Dorados Holdings, Inc.	682,229	16,005
Bravo Brio Restaurant Group, Inc.	626,132	13,994
Denny's Corp. (a)	2,443,007	9,308
Dunkin' Brands Group, Inc.	20,800	602
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(d)	1,228,900	18,593
Panera Bread Co. Class A (a)	300,000	34,593
Red Robin Gourmet Burgers, Inc. (a)	500,000	17,210
WMS Industries, Inc. (a)	759,100	20,928
Wyndham Worldwide Corp.	624,900	21,615
		152,848
Household Durables - 2.4%
D.R. Horton, Inc.	1,660,505	19,727
Jarden Corp.	756,100	23,432
Lennar Corp. Class A	1,400,000	24,766
NVR, Inc. (a)	73,000	49,647
Tupperware Brands Corp.	1,172,800	73,288
		190,860
Internet & Catalog Retail - 0.3%
Start Today Co. Ltd.	974,200	24,202
Leisure Equipment & Products - 0.8%
Brunswick Corp.	1,958,300	42,750
Hasbro, Inc.	533,800	21,117
		63,867
Media - 0.6%
Discovery Communications, Inc. (a)	500,000	19,900
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
JC Decaux SA (a)	26,015	$ 719
Scripps Networks Interactive, Inc. Class A	520,200	24,106
		44,725
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	475,000	31,459
Specialty Retail - 4.1%
Dick's Sporting Goods, Inc. (a)	1,544,600	57,150
Fast Retailing Co. Ltd.	118,800	21,116
Limited Brands, Inc.	851,600	32,242
MarineMax, Inc. (a)	313,000	2,876
Ross Stores, Inc.	350,600	26,565
Sally Beauty Holdings, Inc. (a)	1,520,000	26,144
Signet Jewelers Ltd. (United Kingdom) (a)	518,400	22,245
Tiffany & Co., Inc.	425,000	33,826
Tractor Supply Co.	897,300	59,150
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	429,300	27,059
Urban Outfitters, Inc. (a)	554,100	18,030
		326,403
Textiles, Apparel & Luxury Goods - 0.5%
Under Armour, Inc. Class A (sub. vtg.) (a)	500,000	36,705
TOTAL CONSUMER DISCRETIONARY		1,063,509
CONSUMER STAPLES - 10.2%
Beverages - 1.8%
Brown-Forman Corp. Class B (non-vtg.)	450,900	33,168
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,199,500	24,458
Dr Pepper Snapple Group, Inc.	695,800	26,273
Hansen Natural Corp. (a)	760,000	58,231
		142,130
Food & Staples Retailing - 0.6%
Drogasil SA	2,233,000	17,994
United Natural Foods, Inc. (a)	768,426	32,082
		50,076
Food Products - 5.3%
Green Mountain Coffee Roasters, Inc. (a)(d)	3,288,400	341,826
Ralcorp Holdings, Inc. (a)	533,743	46,169
Sara Lee Corp.	1,820,900	34,797
		422,792
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 1.2%
Church & Dwight Co., Inc.	2,426,800	$ 97,897
Personal Products - 0.5%
Nu Skin Enterprises, Inc. Class A (d)	997,000	37,427
Tobacco - 0.8%
Lorillard, Inc.	607,000	64,476
TOTAL CONSUMER STAPLES		814,798
ENERGY - 9.7%
Energy Equipment & Services - 2.4%
Dresser-Rand Group, Inc. (a)	646,209	34,520
Exterran Holdings, Inc. (a)	1,500,000	27,720
Helmerich & Payne, Inc.	439,600	30,354
Noble Corp.	960,300	35,406
Oceaneering International, Inc.	1,365,100	58,972
		186,972
Oil, Gas & Consumable Fuels - 7.3%
Amyris, Inc.	698,800	16,177
Bonavista Energy Corp. (d)	676,800	20,366
Cimarex Energy Co.	841,500	74,153
Concho Resources, Inc. (a)	225,600	21,112
Daylight Energy Ltd. (d)	2,202,900	21,121
EV Energy Partners LP	819,900	57,705
Kodiak Oil & Gas Corp. (a)(d)	3,338,200	22,666
Legacy Reserves LP	804,300	22,364
Niko Resources Ltd.	280,000	19,258
Penn West Petroleum Ltd.	1,000,000	22,273
Petrohawk Energy Corp. (a)	946,700	36,154
Plains Exploration & Production Co. (a)	1,598,600	62,361
QEP Resources, Inc.	868,114	38,049
Range Resources Corp.	450,000	29,322
SM Energy Co.	600,000	45,210
SouthGobi Energy Resources Ltd. (a)	1,365,400	15,492
Ultra Petroleum Corp. (a)	444,900	20,830
Whiting Petroleum Corp. (a)	610,700	35,787
		580,400
TOTAL ENERGY		767,372
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 18.7%
Capital Markets - 0.5%
KKR & Co. LP	2,626,000	$ 38,471
Commercial Banks - 3.7%
BB&T Corp.	975,500	25,051
CIT Group, Inc. (a)	475,000	18,877
City National Corp.	644,000	34,570
Comerica, Inc.	610,288	19,548
Fifth Third Bancorp	1,710,600	21,639
FirstMerit Corp.	1,986,800	29,027
FNB Corp., Pennsylvania (d)	2,502,500	25,025
Huntington Bancshares, Inc.	4,624,500	27,955
SunTrust Banks, Inc.	797,100	19,521
Susquehanna Bancshares, Inc.	2,175,000	16,378
Webster Financial Corp.	1,700,000	34,714
Zions Bancorporation	921,700	20,185
		292,490
Diversified Financial Services - 1.6%
KKR Financial Holdings LLC	8,820,600	83,707
MSCI, Inc. Class A (a)	1,336,100	47,418
		131,125
Insurance - 3.1%
Arch Capital Group Ltd. (a)	750,000	25,350
Fairfax Financial Holdings Ltd. (sub. vtg.)	125,300	49,312
Fidelity National Financial, Inc. Class A	2,980,800	48,587
First American Financial Corp.	1,561,400	24,967
Jardine Lloyd Thompson Group PLC	2,068,155	21,847
Lincoln National Corp.	2,049,400	54,309
Unum Group	826,300	20,153
		244,525
Real Estate Investment Trusts - 7.6%
Alexandria Real Estate Equities, Inc.	745,400	61,123
American Capital Agency Corp.	1,125,800	31,432
Cypress Sharpridge Investments, Inc. (d)	1,281,500	15,775
DiamondRock Hospitality Co.	2,400,000	24,528
Digital Realty Trust, Inc. (d)	368,800	22,574
Essex Property Trust, Inc.	370,000	51,933
Hatteras Financial Corp. (d)	574,500	15,408
Health Care REIT, Inc. (d)	500,000	26,390
Healthcare Realty Trust, Inc.	1,945,000	38,122
Kimco Realty Corp.	2,258,600	42,981
Prologis, Inc.	2,174,100	77,463
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
SL Green Realty Corp.	800,000	$ 65,616
The Macerich Co.	796,700	42,329
Ventas, Inc. (d)	1,623,975	87,906
		603,580
Real Estate Management & Development - 1.0%
CB Richard Ellis Group, Inc. Class A (a)	1,533,500	33,430
Jones Lang LaSalle, Inc.	513,800	43,735
		77,165
Thrifts & Mortgage Finance - 1.2%
First Niagara Financial Group, Inc.	4,190,200	51,330
MGIC Investment Corp. (a)(d)	2,112,000	8,406
Ocwen Financial Corp. (a)	1,955,300	25,204
Radian Group, Inc.	3,111,720	9,864
		94,804
TOTAL FINANCIALS		1,482,160
HEALTH CARE - 14.4%
Biotechnology - 2.9%
Achillion Pharmaceuticals, Inc. (a)	1,659,600	12,298
Alexion Pharmaceuticals, Inc. (a)	446,000	25,333
Anthera Pharmaceuticals, Inc. (a)	1,949,040	15,534
ARIAD Pharmaceuticals, Inc. (a)	330,000	3,924
BioMarin Pharmaceutical, Inc. (a)	1,174,000	36,664
Inhibitex, Inc. (a)(d)(e)	4,742,990	19,636
Keryx Biopharmaceuticals, Inc. (a)(d)(e)	3,500,000	15,435
Medivir AB (B Shares) (a)	972,400	19,319
Theravance, Inc. (a)	735,000	15,714
Vertex Pharmaceuticals, Inc. (a)	1,082,800	56,154
ZIOPHARM Oncology, Inc. (a)(d)	1,368,900	7,447
		227,458
Health Care Equipment & Supplies - 3.3%
C. R. Bard, Inc.	451,200	44,524
DENTSPLY International, Inc.	649,500	24,610
Edwards Lifesciences Corp. (a)	709,700	50,637
HeartWare International, Inc. (a)	113,000	7,508
Hill-Rom Holdings, Inc.	896,700	33,438
Mako Surgical Corp. (a)(d)	891,336	25,679
Masimo Corp.	1,851,000	51,421
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Steris Corp.	200,000	$ 6,998
Volcano Corp. (a)	653,000	20,511
		265,326
Health Care Providers & Services - 3.1%
Accretive Health, Inc. (a)	396,314	11,905
Air Methods Corp. (a)	250,000	17,525
Capital Senior Living Corp. (a)	300,000	2,637
Emeritus Corp. (a)(d)	950,000	18,668
Henry Schein, Inc. (a)	1,146,200	76,176
HMS Holdings Corp. (a)	313,900	23,731
Sunrise Senior Living, Inc. (a)(d)(e)	3,250,000	28,665
Universal Health Services, Inc. Class B	1,299,300	64,497
		243,804
Health Care Technology - 0.6%
Allscripts-Misys Healthcare Solutions, Inc. (a)	2,550,700	46,295
Life Sciences Tools & Services - 2.7%
Bruker BioSciences Corp. (a)	1,000,000	17,220
Covance, Inc. (a)	962,200	55,086
Illumina, Inc. (a)(d)	219,113	13,684
Mettler-Toledo International, Inc. (a)	386,100	59,772
PerkinElmer, Inc.	825,000	20,180
QIAGEN NV (a)(d)	1,854,100	31,408
Waters Corp. (a)	220,000	19,336
		216,686
Pharmaceuticals - 1.8%
Hospira, Inc. (a)	475,300	24,297
Perrigo Co.	1,012,000	91,394
Shire PLC	807,600	28,033
		143,724
TOTAL HEALTH CARE		1,143,293
INDUSTRIALS - 8.9%
Aerospace & Defense - 0.5%
Textron, Inc.	1,106,300	25,589
TransDigm Group, Inc. (a)	150,000	13,511
		39,100
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	300,000	$ 21,693
Hub Group, Inc. Class A (a)	600,000	21,288
		42,981
Airlines - 0.6%
Copa Holdings SA Class A	529,500	34,740
Delta Air Lines, Inc. (a)	2,024,400	15,973
		50,713
Building Products - 1.0%
Lennox International, Inc.	739,976	27,364
Owens Corning (a)	1,185,500	42,180
Quanex Building Products Corp.	500,803	7,848
		77,392
Commercial Services & Supplies - 0.3%
The Geo Group, Inc. (a)	1,089,700	22,666
Electrical Equipment - 1.5%
Cooper Industries PLC Class A	535,500	28,012
GrafTech International Ltd. (a)	1,276,200	24,580
Polypore International, Inc. (a)	600,000	40,800
Regal-Beloit Corp.	400,000	24,252
		117,644
Machinery - 0.8%
Pall Corp.	1,225,800	60,775
Professional Services - 2.3%
Acacia Research Corp. - Acacia Technologies (a)	905,000	38,843
CoStar Group, Inc. (a)(d)	700,000	41,132
IHS, Inc. Class A (a)	381,200	28,091
Michael Page International PLC	3,327,260	27,392
Robert Half International, Inc.	525,000	14,375
Towers Watson & Co.	500,000	30,575
		180,408
Road & Rail - 1.2%
Kansas City Southern (a)	1,281,600	76,063
Tegma Gestao Logistica	1,348,500	20,655
		96,718
Trading Companies & Distributors - 0.2%
Beacon Roofing Supply, Inc. (a)	782,700	16,734
TOTAL INDUSTRIALS		705,131
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 14.6%
Communications Equipment - 1.0%
Infinera Corp. (a)	3,258,300	$ 20,951
Polycom, Inc. (a)	1,500,000	40,545
ViaSat, Inc. (a)	500,000	22,465
		83,961
Computers & Peripherals - 0.3%
NetApp, Inc. (a)	583,400	27,723
Electronic Equipment & Components - 1.5%
Arrow Electronics, Inc. (a)	1,480,100	51,433
Fabrinet (a)	1,172,331	18,054
FLIR Systems, Inc.	650,300	17,857
Tech Data Corp. (a)	450,000	21,002
Universal Display Corp. (a)(d)	409,459	12,247
		120,593
Internet Software & Services - 1.2%
Blinkx PLC (a)(d)	10,656,597	19,112
Rackspace Hosting, Inc. (a)	1,191,000	47,640
SciQuest, Inc. (e)	1,500,105	25,547
		92,299
IT Services - 1.6%
Fidelity National Information Services, Inc.	1,097,886	32,959
Gartner, Inc. Class A (a)	1,924,700	71,041
WNS Holdings Ltd. sponsored ADR (a)	2,200,000	22,000
		126,000
Semiconductors & Semiconductor Equipment - 0.8%
Ceva, Inc. (a)(e)	1,656,303	50,053
ON Semiconductor Corp. (a)	1,542,000	13,400
		63,453
Software - 8.2%
ANSYS, Inc. (a)	1,000,000	50,600
Ariba, Inc. (a)	689,700	22,808
Autonomy Corp. PLC (a)	4,964,200	136,989
Check Point Software Technologies Ltd. (a)	500,000	28,825
Concur Technologies, Inc. (a)	700,000	31,808
FactSet Research Systems, Inc.	416,300	38,337
Informatica Corp. (a)	1,047,768	53,572
Kenexa Corp. (a)	942,700	24,105
Nuance Communications, Inc. (a)	4,275,000	85,543
Red Hat, Inc. (a)	369,300	15,540
Rovi Corp. (a)	439,300	23,270
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Royalblue Group PLC	484,200	$ 14,594
Solera Holdings, Inc.	940,300	52,544
Taleo Corp. Class A (a)	501,770	16,609
TIBCO Software, Inc. (a)	2,052,900	53,458
		648,602
TOTAL INFORMATION TECHNOLOGY		1,162,631
MATERIALS - 1.9%
Chemicals - 1.4%
Airgas, Inc.	952,200	65,416
Cytec Industries, Inc.	790,000	44,240
		109,656
Metals & Mining - 0.5%
Gem Diamonds Ltd. (a)	3,965,900	15,169
Ivanhoe Mines Ltd. (a)	899,200	23,548
		38,717
TOTAL MATERIALS		148,373
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
tw telecom, inc. (a)	2,008,000	39,658
UTILITIES - 4.5%
Electric Utilities - 0.9%
Northeast Utilities	2,133,300	72,532
Gas Utilities - 2.4%
Atmos Energy Corp.	1,280,900	42,820
National Fuel Gas Co.	1,408,200	101,926
ONEOK, Inc.	560,200	40,777
		185,523
Multi-Utilities - 1.2%
Alliant Energy Corp.	1,526,600	60,163
TECO Energy, Inc.	1,978,300	36,658
		96,821
TOTAL UTILITIES		354,876
TOTAL COMMON STOCKS (Cost $7,117,921)		7,681,801
Nonconvertible Preferred Stocks - 0.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.4%
Porsche Automobil Holding SE (Germany) (Cost $27,493)	414,100	$ 31,940
Money Market Funds - 4.9%

Fidelity Cash Central Fund, 0.14% (b)	221,975,708	221,976
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	162,598,930	162,599
TOTAL MONEY MARKET FUNDS (Cost $384,575)		384,575
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $7,529,989)		8,098,316
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(163,797)
NET ASSETS - 100%		$ 7,934,519
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 89
Fidelity Securities Lending Cash Central Fund	131
Total	$ 220
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Anthera Pharmaceuticals, Inc.	$ 13,510	$ 707	$ -	$ -	$ -
Ceva, Inc.	50,650	-	-	-	50,053
Inhibitex, Inc.	19,921	-	-	-	19,636
Keryx Biopharmaceuticals, Inc.	18,515	-	-	-	15,435
North American Energy Partners, Inc.	29,640	-	19,562	-	-
Quanex Building Products Corp.	48,391	-	31,341	63	-
SciQuest, Inc.	21,391	-	-	-	25,547
Sunrise Senior Living, Inc.	33,735	-	-	-	28,665
Total	$ 235,753	$ 707	$ 50,903	$ 63	$ 139,336
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,095,449	$ 1,095,449	$ -	$ -
Consumer Staples	814,798	814,798	-	-
Energy	767,372	767,372	-	-
Financials	1,482,160	1,482,160	-	-
Health Care	1,143,293	1,115,260	28,033	-
Industrials	705,131	705,131	-	-
Information Technology	1,162,631	1,162,631	-	-
Materials	148,373	148,373	-	-
Telecommunication Services	39,658	39,658	-	-
Utilities	354,876	354,876	-	-
Money Market Funds	384,575	384,575	-	-
Total Investments in Securities:	$ 8,098,316	$ 8,070,283	$ 28,033	$ -
Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $7,530,915,000. Net unrealized appreciation aggregated $567,401,000, of which $990,135,000 related to appreciated investment securities and $422,734,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Large Cap Stock Fund

July 31, 2011

1.804840.107

LCS-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.7%
Automobiles - 0.0%
Tesla Motors, Inc. (a)	12,300	$ 346
Distributors - 0.3%
Li & Fung Ltd.	1,684,000	2,800
Diversified Consumer Services - 0.3%
Weight Watchers International, Inc.	33,300	2,570
Hotels, Restaurants & Leisure - 1.9%
Denny's Corp. (a)	638,599	2,433
McDonald's Corp.	131,418	11,365
Yum! Brands, Inc.	82,800	4,373
		18,171
Household Durables - 1.3%
D.R. Horton, Inc.	190,408	2,262
KB Home (d)	321,624	2,731
Lennar Corp. Class A	205,425	3,634
Standard Pacific Corp. (a)(d)	347,689	994
Toll Brothers, Inc. (a)	138,110	2,757
		12,378
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	15,926	630
Media - 3.1%
Comcast Corp. Class A (special) (non-vtg.)	520,443	12,147
Kabel Deutschland Holding AG (a)	35,700	2,014
Time Warner, Inc.	335,841	11,808
Viacom, Inc. Class B (non-vtg.)	59,127	2,863
		28,832
Multiline Retail - 1.6%
Target Corp.	287,974	14,828
Specialty Retail - 2.8%
Carphone Warehouse Group PLC	206,688	1,400
Esprit Holdings Ltd.	92,300	269
Home Depot, Inc.	149,385	5,218
Lowe's Companies, Inc.	389,905	8,414
Lumber Liquidators Holdings, Inc. (a)	126,200	1,983
OfficeMax, Inc. (a)	177,546	1,257
Select Comfort Corp. (a)	47,931	806
Staples, Inc.	399,175	6,411
		25,758
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.3%
Warnaco Group, Inc. (a)	52,753	$ 2,812
TOTAL CONSUMER DISCRETIONARY		109,125
CONSUMER STAPLES - 9.2%
Beverages - 3.0%
Diageo PLC sponsored ADR	34,800	2,827
Dr Pepper Snapple Group, Inc.	104,745	3,955
PepsiCo, Inc.	296,756	19,004
The Coca-Cola Co.	22,934	1,560
		27,346
Food & Staples Retailing - 1.1%
CVS Caremark Corp.	114,301	4,155
Walgreen Co.	163,384	6,379
		10,534
Food Products - 0.8%
Danone	108,599	7,771
Household Products - 3.0%
Colgate-Palmolive Co.	84,565	7,136
Energizer Holdings, Inc. (a)	21,560	1,739
Kimberly-Clark Corp.	105,866	6,919
Procter & Gamble Co.	200,855	12,351
		28,145
Personal Products - 0.3%
Nu Skin Enterprises, Inc. Class A	44,639	1,676
Prestige Brands Holdings, Inc. (a)	58,995	721
		2,397
Tobacco - 1.0%
British American Tobacco PLC sponsored ADR	42,900	3,922
Lorillard, Inc.	49,596	5,268
		9,190
TOTAL CONSUMER STAPLES		85,383
ENERGY - 10.8%
Energy Equipment & Services - 1.3%
Cameron International Corp. (a)	52,400	2,931
Exterran Holdings, Inc. (a)(d)	181,157	3,348
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Transocean Ltd. (United States)	65,100	$ 4,008
Weatherford International Ltd. (a)	90,340	1,980
		12,267
Oil, Gas & Consumable Fuels - 9.5%
Amyris, Inc. (d)	129,697	3,002
Chevron Corp.	293,080	30,486
Daylight Energy Ltd.	238,000	2,282
EXCO Resources, Inc.	56,300	896
Exxon Mobil Corp.	456,692	36,439
Newfield Exploration Co. (a)	14,300	964
Oasis Petroleum, Inc. (a)(d)	21,900	647
Occidental Petroleum Corp.	35,096	3,446
Petrobank Energy & Resources Ltd. (a)	10,400	161
QEP Resources, Inc.	56,708	2,486
Suncor Energy, Inc.	151,400	5,803
Whiting Petroleum Corp. (a)	31,900	1,869
		88,481
TOTAL ENERGY		100,748
FINANCIALS - 19.3%
Capital Markets - 1.6%
Ashmore Group PLC	768,169	5,086
Charles Schwab Corp.	22,000	328
Goldman Sachs Group, Inc.	16,300	2,200
HFF, Inc. (a)	44,400	670
Morgan Stanley	111,475	2,480
Northern Trust Corp.	51,662	2,320
State Street Corp.	31,100	1,290
		14,374
Commercial Banks - 9.3%
BB&T Corp.	434,759	11,165
CIT Group, Inc. (a)	22,167	881
Comerica, Inc.	31,400	1,006
Regions Financial Corp.	787,234	4,794
Standard Chartered PLC (United Kingdom)	132,646	3,393
SunTrust Banks, Inc.	130,135	3,187
U.S. Bancorp	507,141	13,216
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo & Co.	1,662,262	$ 46,442
Zions Bancorporation	100,912	2,210
		86,294
Diversified Financial Services - 6.9%
Bank of America Corp.	365,235	3,546
Citigroup, Inc.	327,585	12,560
JPMorgan Chase & Co.	996,383	40,304
KKR Financial Holdings LLC	808,309	7,671
		64,081
Insurance - 0.8%
Fidelity National Financial, Inc. Class A	24,900	406
Genworth Financial, Inc. Class A (a)	420,879	3,502
Lincoln National Corp.	93,452	2,476
MetLife, Inc.	31,000	1,278
		7,662
Real Estate Investment Trusts - 0.2%
Weyerhaeuser Co.	110,824	2,215
Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc. Class A (a)	46,000	1,003
The St. Joe Co. (a)(d)	63,591	1,126
		2,129
Thrifts & Mortgage Finance - 0.3%
MGIC Investment Corp. (a)	152,109	605
Radian Group, Inc.	790,477	2,506
		3,111
TOTAL FINANCIALS		179,866
HEALTH CARE - 12.1%
Biotechnology - 2.0%
Alexion Pharmaceuticals, Inc. (a)	21,394	1,215
Amgen, Inc.	222,298	12,160
Gilead Sciences, Inc. (a)	52,504	2,224
SIGA Technologies, Inc. (a)(d)	237,790	1,810
Vertex Pharmaceuticals, Inc. (a)	19,735	1,023
		18,432
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 1.5%
Alere, Inc. (a)	481,193	$ 14,190
SonoSite, Inc. (a)	5,000	163
		14,353
Health Care Providers & Services - 1.4%
McKesson Corp.	85,999	6,976
Medco Health Solutions, Inc. (a)	95,693	6,017
		12,993
Health Care Technology - 0.3%
Allscripts-Misys Healthcare Solutions, Inc. (a)	86,458	1,569
SXC Health Solutions Corp. (a)	12,200	772
		2,341
Life Sciences Tools & Services - 0.6%
Lonza Group AG	24,291	2,074
Pacific Biosciences of California, Inc. (d)	30,200	333
QIAGEN NV (a)	194,245	3,291
		5,698
Pharmaceuticals - 6.3%
Abbott Laboratories	132,175	6,783
Cardiome Pharma Corp. (a)	289,263	1,438
GlaxoSmithKline PLC sponsored ADR	134,300	5,966
Johnson & Johnson	197,440	12,792
Merck & Co., Inc.	410,720	14,018
Pfizer, Inc.	777,143	14,952
Roche Holding AG (participation certificate)	16,537	2,973
XenoPort, Inc. (a)	22	0*
		58,922
TOTAL HEALTH CARE		112,739
INDUSTRIALS - 11.4%
Aerospace & Defense - 2.7%
Goodrich Corp.	21,800	2,074
Honeywell International, Inc.	175,678	9,329
Rockwell Collins, Inc.	80,900	4,457
The Boeing Co.	66,230	4,667
United Technologies Corp.	58,135	4,816
		25,343
Building Products - 1.3%
Lennox International, Inc.	80,865	2,990
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - continued
Owens Corning (a)	195,075	$ 6,941
Quanex Building Products Corp.	150,817	2,363
		12,294
Commercial Services & Supplies - 0.1%
Covanta Holding Corp.	76,567	1,323
Construction & Engineering - 0.2%
Foster Wheeler AG (a)	16,600	450
Quanta Services, Inc. (a)	52,900	980
		1,430
Electrical Equipment - 1.4%
Alstom SA	23,824	1,258
Emerson Electric Co.	45,145	2,216
GrafTech International Ltd. (a)	31,200	601
Polypore International, Inc. (a)	28,700	1,952
Prysmian SpA	71,800	1,332
Regal-Beloit Corp.	22,629	1,372
Roper Industries, Inc.	51,765	4,226
		12,957
Industrial Conglomerates - 2.1%
Danaher Corp.	36,450	1,790
General Electric Co.	533,303	9,551
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	340,215	8,427
		19,768
Machinery - 2.2%
Charter International PLC	337,203	4,428
Ingersoll-Rand Co. Ltd.	431,428	16,144
		20,572
Professional Services - 1.2%
Acacia Research Corp. - Acacia Technologies (a)	40,638	1,744
Bureau Veritas SA	65,990	5,395
IHS, Inc. Class A (a)	12,298	906
Michael Page International PLC	328,444	2,704
Nielsen Holdings B.V. (a)	11,800	354
		11,103
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
Class A (a)(e)	60,600	$ 1,480
Class A	13,700	335
		1,815
TOTAL INDUSTRIALS		106,605
INFORMATION TECHNOLOGY - 22.2%
Communications Equipment - 3.1%
Cisco Systems, Inc.	873,220	13,945
Juniper Networks, Inc. (a)	204,748	4,789
Polycom, Inc. (a)	45,000	1,216
QUALCOMM, Inc.	160,135	8,772
		28,722
Computers & Peripherals - 5.4%
Apple, Inc. (a)	88,870	34,702
EMC Corp. (a)	284,117	7,410
Hewlett-Packard Co.	238,858	8,398
		50,510
Electronic Equipment & Components - 1.1%
Corning, Inc.	444,670	7,075
Fabrinet (a)	90,240	1,390
Itron, Inc. (a)	40,910	1,761
		10,226
Internet Software & Services - 3.2%
Blinkx PLC (a)(d)	618,845	1,110
eBay, Inc. (a)	136,845	4,482
Google, Inc. Class A (a)	35,387	21,363
SciQuest, Inc.	121,870	2,075
Velti PLC (a)	71,600	1,182
		30,212
IT Services - 4.9%
Accenture PLC Class A	17,971	1,063
Cognizant Technology Solutions Corp. Class A (a)	15,500	1,083
Fidelity National Information Services, Inc.	78,750	2,364
International Business Machines Corp.	50,869	9,251
MasterCard, Inc. Class A	52,200	15,830
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Paychex, Inc.	234,059	$ 6,607
Visa, Inc. Class A	107,587	9,203
		45,401
Semiconductors & Semiconductor Equipment - 1.5%
Ceva, Inc. (a)	103,234	3,120
KLA-Tencor Corp.	49,189	1,959
Lam Research Corp. (a)	15,000	613
NXP Semiconductors NV	23,800	471
Siliconware Precision Industries Co. Ltd. sponsored ADR	130,630	644
Taiwan Semiconductor Manufacturing Co. Ltd.	728,453	1,808
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	210,448	2,601
Texas Instruments, Inc.	92,372	2,748
		13,964
Software - 3.0%
Autonomy Corp. PLC (a)	361,767	9,983
Microsoft Corp.	456,839	12,517
Nuance Communications, Inc. (a)	122,177	2,445
Red Hat, Inc. (a)	25,969	1,093
Solera Holdings, Inc.	24,700	1,380
		27,418
TOTAL INFORMATION TECHNOLOGY		206,453
MATERIALS - 0.2%
Chemicals - 0.2%
Ecolab, Inc.	8,906	445
PPG Industries, Inc.	13,800	1,162
		1,607
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Koninklijke KPN NV	33,726	482
Wireless Telecommunication Services - 0.1%
American Tower Corp. Class A (a)	18,249	959
TOTAL TELECOMMUNICATION SERVICES		1,441
UTILITIES - 0.7%
Electric Utilities - 0.3%
American Electric Power Co., Inc.	18,400	678
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.	1,927	$ 86
PPL Corp.	73,005	2,037
		2,801
Gas Utilities - 0.2%
National Fuel Gas Co.	28,278	2,047
Multi-Utilities - 0.2%
National Grid PLC	198,500	1,942
TOTAL UTILITIES		6,790
TOTAL COMMON STOCKS (Cost $891,152)		910,757
Preferred Stocks - 2.0%

Convertible Preferred Stocks - 0.1%
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 8.75%	10,800	576
Nonconvertible Preferred Stocks - 1.9%
CONSUMER DISCRETIONARY - 1.9%
Automobiles - 1.9%
Porsche Automobil Holding SE (Germany)	139,062	10,726
Volkswagen AG	35,580	7,129
		17,855
TOTAL PREFERRED STOCKS (Cost $13,079)		18,431
Money Market Funds - 0.7%
	Shares	Value (000s)
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c) (Cost $6,803)	6,803,076	$ 6,803
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $911,034)		935,991
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(4,628)
NET ASSETS - 100%		$ 931,363
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,480,000 or 0.2% of net assets.

* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ -*
Fidelity Securities Lending Cash Central Fund	81
Total	$ 81
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 126,980	$ 126,980	$ -	$ -
Consumer Staples	85,383	85,383	-	-
Energy	100,748	100,748	-	-
Financials	179,866	179,866	-	-
Health Care	112,739	112,739	-	-
Industrials	106,605	106,605	-	-
Information Technology	206,453	204,645	1,808	-
Materials	1,607	1,607	-	-
Telecommunication Services	1,441	1,441	-	-
Utilities	7,366	4,848	2,518	-
Money Market Funds	6,803	6,803	-	-
Total Investments in Securities:	$ 935,991	$ 931,665	$ 4,326	$ -
Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $921,058,000. Net unrealized appreciation aggregated $14,933,000, of which $82,630,000 related to appreciated investment securities and $67,697,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Small Cap Discovery
Fund

July 31, 2011

1.804843.107

SMR-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 15.3%
Diversified Consumer Services - 3.8%
Matthews International Corp. Class A	951,200	$ 34,423,928
Regis Corp. (e)	3,005,000	44,624,250
		79,048,178
Household Durables - 6.9%
Ethan Allen Interiors, Inc. (d)(e)	2,586,590	47,593,256
KB Home (d)	2,229,327	18,926,986
Meritage Homes Corp. (a)	1,221,300	26,685,405
Tempur-Pedic International, Inc. (a)	703,384	50,650,682
		143,856,329
Specialty Retail - 4.6%
Asbury Automotive Group, Inc. (a)	948,190	20,414,531
DSW, Inc. Class A (a)	456,914	24,207,304
Group 1 Automotive, Inc. (d)	900,000	42,867,000
Tsutsumi Jewelry Co. Ltd.	362,000	9,185,812
		96,674,647
TOTAL CONSUMER DISCRETIONARY		319,579,154
CONSUMER STAPLES - 5.2%
Food & Staples Retailing - 0.1%
Ingles Markets, Inc. Class A	108,387	1,669,160
Food Products - 3.0%
Chiquita Brands International, Inc. (a)	1,726,391	20,440,469
Dean Foods Co. (a)	3,800,000	41,876,000
		62,316,469
Household Products - 2.1%
Spectrum Brands Holdings, Inc. (a)(d)	1,659,700	44,313,990
TOTAL CONSUMER STAPLES		108,299,619
ENERGY - 5.2%
Energy Equipment & Services - 2.6%
Superior Energy Services, Inc. (a)	1,334,400	55,364,256
Oil, Gas & Consumable Fuels - 2.6%
Berry Petroleum Co. Class A	940,700	53,949,145
TOTAL ENERGY		109,313,401
Common Stocks - continued
	Shares	Value
FINANCIALS - 21.8%
Capital Markets - 3.5%
Knight Capital Group, Inc. Class A (a)	2,000,000	$ 22,620,000
Waddell & Reed Financial, Inc. Class A	1,375,000	50,462,500
		73,082,500
Commercial Banks - 7.1%
Associated Banc-Corp.	1,799,393	24,561,714
CapitalSource, Inc.	5,829,100	37,655,986
Cathay General Bancorp	1,864,000	25,835,040
National Penn Bancshares, Inc.	2,607,898	20,967,500
TCF Financial Corp. (d)	2,994,100	38,084,952
Western Liberty Bancorp (a)	350,000	1,057,000
		148,162,192
Insurance - 4.4%
Amerisafe, Inc. (a)(e)	1,026,909	22,088,813
Platinum Underwriters Holdings Ltd.	1,320,990	45,376,007
ProAssurance Corp. (a)	350,000	24,377,500
		91,842,320
Real Estate Investment Trusts - 3.3%
American Assets Trust, Inc.	713,200	15,683,268
Franklin Street Properties Corp. (d)	1,818,387	22,929,860
Highwoods Properties, Inc. (SBI)	900,000	30,987,000
		69,600,128
Thrifts & Mortgage Finance - 3.5%
Astoria Financial Corp.	2,133,120	24,850,848
Washington Federal, Inc.	2,865,000	48,447,150
		73,297,998
TOTAL FINANCIALS		455,985,138
HEALTH CARE - 12.2%
Health Care Providers & Services - 12.2%
Centene Corp. (a)	1,025,110	33,633,859
Chemed Corp.	476,900	29,000,289
MEDNAX, Inc. (a)	888,600	60,566,977
Providence Service Corp. (a)(e)	925,711	10,969,675
PSS World Medical, Inc. (a)	1,631,500	39,041,795
Team Health Holdings, Inc. (a)	2,536,642	55,831,490
VCA Antech, Inc. (a)	1,275,000	24,913,500
		253,957,585
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 15.1%
Commercial Services & Supplies - 4.4%
HNI Corp. (d)	1,979,000	$ 41,380,890
The Geo Group, Inc. (a)	1,407,987	29,286,130
United Stationers, Inc.	664,702	21,330,287
		91,997,307
Electrical Equipment - 1.8%
Powell Industries, Inc. (a)(e)	972,911	37,495,990
Machinery - 3.4%
Blount International, Inc. (a)	1,953,871	32,492,875
Columbus McKinnon Corp. (NY Shares) (a)(e)	1,915,177	31,504,662
Nippon Thompson Co. Ltd.	793,000	6,367,492
		70,365,029
Professional Services - 1.8%
FTI Consulting, Inc. (a)(d)	1,050,000	38,104,500
Trading Companies & Distributors - 3.7%
H&E Equipment Services, Inc. (a)	1,265,800	15,189,600
Interline Brands, Inc. (a)(e)	1,678,632	28,083,513
WESCO International, Inc. (a)	683,100	34,626,339
		77,899,452
TOTAL INDUSTRIALS		315,862,278
INFORMATION TECHNOLOGY - 16.7%
Communications Equipment - 2.6%
ViaSat, Inc. (a)	1,183,800	53,188,134
Electronic Equipment & Components - 5.6%
Diploma PLC	2,050,000	12,258,032
Ingram Micro, Inc. Class A (a)	1,000,000	18,550,000
Macnica, Inc.	403,400	9,628,348
Ryoyo Electro Corp.	1,096,000	10,936,504
SYNNEX Corp. (a)	362,885	10,276,903
Tech Data Corp. (a)	1,200,000	56,004,000
		117,653,787
Internet Software & Services - 2.0%
DealerTrack Holdings, Inc. (a)	638,309	14,802,386
j2 Global Communications, Inc.	1,025,000	27,408,500
		42,210,886
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 4.3%
FleetCor Technologies, Inc.	1,344,960	$ 39,864,614
Wright Express Corp. (a)	1,015,875	49,981,050
		89,845,664
Semiconductors & Semiconductor Equipment - 0.4%
Miraial Co. Ltd.	423,300	8,843,843
Software - 1.8%
Monotype Imaging Holdings, Inc. (a)(e)	2,686,138	36,800,091
TOTAL INFORMATION TECHNOLOGY		348,542,405
MATERIALS - 5.2%
Metals & Mining - 5.2%
Carpenter Technology Corp.	483,900	27,795,216
Haynes International, Inc. (e)	656,406	41,117,272
RTI International Metals, Inc. (a)	1,255,030	40,248,812
		109,161,300
UTILITIES - 2.9%
Gas Utilities - 2.9%
Southwest Gas Corp.	459,012	17,116,557
UGI Corp.	1,415,000	42,874,500
		59,991,057
TOTAL COMMON STOCKS (Cost $1,902,186,969)		2,080,691,937
Nonconvertible Preferred Stocks - 0.3%

CONSUMER DISCRETIONARY - 0.3%
Household Durables - 0.3%
M/I Homes, Inc. Series A, 9.75% (a) (Cost $5,609,937)	411,373	6,581,968
Money Market Funds - 3.1%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	215	$ 215
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	63,383,675	63,383,675
TOTAL MONEY MARKET FUNDS (Cost $63,383,890)		63,383,890
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $1,971,180,796)		2,150,657,795
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(62,306,095)
NET ASSETS - 100%		$ 2,088,351,700
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,399
Fidelity Securities Lending Cash Central Fund	12,800
Total	$ 19,199
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Amerisafe, Inc.	$ 22,930,878	$ -	$ -	$ -	$ 22,088,813
Columbus McKinnon Corp. (NY Shares)	38,303,540	-	-	-	31,504,662
Ethan Allen Interiors, Inc.	60,952,277	1,297,249	-	181,061	47,593,256
Haynes International, Inc.	33,261,728	2,109,420	-	131,281	41,117,272
Interline Brands, Inc.	35,452,708	-	-	-	28,083,513
Monotype Imaging Holdings, Inc.	34,810,587	1,852,987	-	-	36,800,091
Powell Industries, Inc.	27,549,076	9,902,281	-	-	37,495,990
Providence Service Corp.	13,642,769	2,144	-	-	10,969,675
Regis Corp.	44,968,400	5,347,048	-	159,300	44,624,250
Total	$ 311,871,963	$ 20,511,129	$ -	$ 471,642	$ 300,277,522
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $1,971,937,939. Net unrealized appreciation aggregated $178,719,856, of which $297,133,747 related to appreciated investment securities and $118,413,891 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Small Cap Stock Fund

July 31, 2011

1.804879.107

SLC-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.0%
Auto Components - 4.4%
Lear Corp.	1,326,030	$ 64,975
Modine Manufacturing Co. (a)	1,000,900	14,923
The Goodyear Tire & Rubber Co. (a)	1,641,186	26,538
TRW Automotive Holdings Corp. (a)	1,173,425	59,223
		165,659
Household Durables - 1.4%
Ethan Allen Interiors, Inc. (d)	360,300	6,630
KB Home	836,669	7,103
Lennar Corp. Class A	1,172,722	20,745
PulteGroup, Inc. (a)	2,219,096	15,245
Ryland Group, Inc.	200,000	2,946
		52,669
Media - 2.7%
Focus Media Holding Ltd. ADR (a)(d)	1,499,633	49,323
Gannett Co., Inc.	2,500,000	31,900
Valassis Communications, Inc. (a)	800,200	21,445
		102,668
Multiline Retail - 0.3%
Dollarama, Inc.	200,000	6,690
Dollarama, Inc. (a)(f)	141,000	4,717
		11,407
Specialty Retail - 0.7%
hhgregg, Inc. (a)(d)	1,059,852	13,068
Shoe Carnival, Inc. (a)	200,000	6,318
The Buckle, Inc. (d)	200,000	8,862
		28,248
Textiles, Apparel & Luxury Goods - 2.5%
G-III Apparel Group Ltd. (a)	493,570	15,237
PVH Corp.	972,155	69,558
Steven Madden Ltd. (a)	288,600	10,996
		95,791
TOTAL CONSUMER DISCRETIONARY		456,442
CONSUMER STAPLES - 3.4%
Beverages - 0.4%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	799,995	16,312
Food & Staples Retailing - 0.7%
Casey's General Stores, Inc.	583,788	26,270
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 2.3%
Chiquita Brands International, Inc. (a)	1,000,070	$ 11,841
Corn Products International, Inc.	199,997	10,178
Dean Foods Co. (a)	1,600,000	17,632
Global Bio-Chem Technology Group Co. Ltd.	54,304,200	20,067
Smithfield Foods, Inc. (a)	1,300,200	28,630
		88,348
TOTAL CONSUMER STAPLES		130,930
ENERGY - 3.3%
Energy Equipment & Services - 1.4%
Atwood Oceanics, Inc. (a)	400,000	18,680
Hornbeck Offshore Services, Inc. (a)(d)	232,358	6,469
Ocean Rig UDW, Inc. (a)	464,600	7,852
TETRA Technologies, Inc. (a)	1,409,832	18,145
		51,146
Oil, Gas & Consumable Fuels - 1.9%
Crestwood Midstream Partners LP	574,500	15,000
Denbury Resources, Inc. (a)	1,500,000	28,980
Linc Energy Ltd.	2,561,238	7,907
Petrobank Energy & Resources Ltd. (a)	592,849	9,184
Petrominerales Ltd.	364,127	11,617
		72,688
TOTAL ENERGY		123,834
FINANCIALS - 19.1%
Capital Markets - 3.6%
AllianceBernstein Holding LP	900,000	15,300
E*TRADE Financial Corp. (a)	2,766,150	43,926
Fifth Street Finance Corp. (d)	500,000	5,260
Janus Capital Group, Inc.	3,277,166	27,659
State Street Corp.	1,046,550	43,400
		135,545
Commercial Banks - 5.9%
Comerica, Inc.	500,000	16,015
Huntington Bancshares, Inc.	6,000,000	36,270
KeyCorp	7,000,000	56,280
Synovus Financial Corp. (d)	22,985,075	42,063
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Webster Financial Corp.	1,804,300	$ 36,844
Zions Bancorporation (d)	1,765,000	38,654
		226,126
Insurance - 8.8%
American Equity Investment Life Holding Co.	767,776	9,114
Assured Guaranty Ltd.	9,172,154	129,784
CNO Financial Group, Inc. (a)	8,195,637	60,238
Genworth Financial, Inc. Class A (a)	8,288,907	68,964
XL Group PLC Class A	3,200,500	65,674
		333,774
Real Estate Investment Trusts - 0.8%
Strategic Hotel & Resorts, Inc. (a)	4,424,831	30,089
Thrifts & Mortgage Finance - 0.0%
Ocwen Financial Corp. (a)	140,000	1,805
TOTAL FINANCIALS		727,339
HEALTH CARE - 12.6%
Biotechnology - 3.8%
Alkermes, Inc. (a)	2,000,000	34,480
Amylin Pharmaceuticals, Inc. (a)	2,468,092	29,395
ARIAD Pharmaceuticals, Inc. (a)	2,631,746	31,291
Dynavax Technologies Corp. (a)	2,052,200	5,746
ImmunoGen, Inc. (a)(d)	1,000,000	13,530
NPS Pharmaceuticals, Inc. (a)	500,000	4,830
Rigel Pharmaceuticals, Inc. (a)	750,000	6,518
Theravance, Inc. (a)	320,457	6,851
United Therapeutics Corp. (a)	220,000	12,624
		145,265
Health Care Equipment & Supplies - 1.6%
Cochlear Ltd.	25,000	1,947
Cyberonics, Inc. (a)	100,000	2,714
Integra LifeSciences Holdings Corp. (a)	278,264	12,541
NuVasive, Inc. (a)(d)	954,100	27,306
Sirona Dental Systems, Inc. (a)	187,200	9,469
The Cooper Companies, Inc.	100,000	7,649
		61,626
Health Care Providers & Services - 3.7%
Brookdale Senior Living, Inc. (a)	1,072,300	22,936
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Catalyst Health Solutions, Inc. (a)	886,626	$ 58,101
Emeritus Corp. (a)	184,400	3,623
MEDNAX, Inc. (a)	100,000	6,816
Omnicare, Inc.	1,200,000	36,600
Owens & Minor, Inc.	150,000	4,575
Wellcare Health Plans, Inc. (a)	169,916	7,451
		140,102
Health Care Technology - 0.5%
SXC Health Solutions Corp. (a)	301,600	19,089
Life Sciences Tools & Services - 0.8%
ICON PLC sponsored ADR (a)	600,000	13,398
PAREXEL International Corp. (a)	825,200	16,941
		30,339
Pharmaceuticals - 2.2%
Cadence Pharmaceuticals, Inc. (a)(d)	824,300	7,130
Pronova BioPharma ASA (a)	9,218,685	17,121
Questcor Pharmaceuticals, Inc. (a)	1,728,747	53,678
ViroPharma, Inc. (a)	400,000	7,232
		85,161
TOTAL HEALTH CARE		481,582
INDUSTRIALS - 19.2%
Aerospace & Defense - 1.3%
DigitalGlobe, Inc. (a)	588,100	15,361
GeoEye, Inc. (a)	871,760	34,836
		50,197
Air Freight & Logistics - 0.9%
Forward Air Corp.	1,132,232	35,280
Airlines - 5.8%
Delta Air Lines, Inc. (a)	6,236,800	49,208
JetBlue Airways Corp. (a)(d)	4,926,046	23,596
United Continental Holdings, Inc. (a)(d)	5,361,925	97,158
US Airways Group, Inc. (a)(d)(e)	8,240,491	51,421
		221,383
Commercial Services & Supplies - 1.2%
Corrections Corp. of America (a)	1,049,943	22,532
The Geo Group, Inc. (a)	1,171,008	24,357
		46,889
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 3.0%
Dycom Industries, Inc. (a)	200,000	$ 3,408
Foster Wheeler AG (a)	1,500,000	40,650
KBR, Inc.	800,000	28,520
MasTec, Inc. (a)	299,998	6,264
Shaw Group, Inc. (a)	1,291,510	33,424
		112,266
Electrical Equipment - 1.2%
GrafTech International Ltd. (a)	1,904,264	36,676
Polypore International, Inc. (a)	110,600	7,521
		44,197
Machinery - 1.5%
Actuant Corp. Class A	500,026	12,356
AGCO Corp. (a)	400,000	18,968
Meritor, Inc. (a)	800,000	10,800
Terex Corp. (a)	690,000	15,325
		57,449
Road & Rail - 4.2%
Avis Budget Group, Inc. (a)	2,001,800	30,247
Con-way, Inc.	1,584,000	58,006
Heartland Express, Inc. (d)	275,100	4,215
Knight Transportation, Inc.	1,800,059	28,333
Ryder System, Inc.	96,000	5,407
Swift Transporation Co. (d)	2,421,500	27,460
Werner Enterprises, Inc. (d)	185,100	4,359
		158,027
Trading Companies & Distributors - 0.1%
Kaman Corp.	140,000	4,987
TOTAL INDUSTRIALS		730,675
INFORMATION TECHNOLOGY - 26.3%
Communications Equipment - 2.3%
Calix Networks, Inc. (a)(d)	1,266,700	23,231
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	984,152	4,222
Ciena Corp. (a)(d)	1,783,900	27,579
Comverse Technology, Inc. (a)	2,357,100	17,678
Riverbed Technology, Inc. (a)	460,000	13,170
		85,880
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 1.9%
SanDisk Corp. (a)	1,711,925	$ 72,808
Electronic Equipment & Components - 0.3%
Itron, Inc. (a)	200,000	8,608
Universal Display Corp. (a)	104,000	3,111
		11,719
IT Services - 3.8%
Alliance Data Systems Corp. (a)(d)	830,001	81,622
Unisys Corp. (a)(d)	2,433,997	50,554
VeriFone Systems, Inc. (a)	300,000	11,811
		143,987
Semiconductors & Semiconductor Equipment - 16.3%
Applied Micro Circuits Corp. (a)(e)	4,800,000	30,288
Brooks Automation, Inc. (a)	200,000	1,902
Cree, Inc. (a)(d)	437,600	14,380
Cymer, Inc. (a)	607,780	26,761
Cypress Semiconductor Corp.	2,000,000	41,160
Entegris, Inc. (a)	200,000	1,714
Entropic Communications, Inc. (a)(d)(e)	5,607,100	37,455
Himax Technologies, Inc. sponsored ADR (d)	18,950,974	33,164
Kulicke & Soffa Industries, Inc. (a)(e)	5,491,800	50,525
LTX-Credence Corp. (a)(e)	2,821,688	20,288
MEMC Electronic Materials, Inc. (a)	4,741,800	35,184
Micron Technology, Inc. (a)	11,730,466	86,454
MKS Instruments, Inc.	100,000	2,495
Nanometrics, Inc. (a)	100,000	1,689
Novellus Systems, Inc. (a)(d)	1,080,000	33,523
NVIDIA Corp. (a)	3,000,000	41,490
ON Semiconductor Corp. (a)	1,000,071	8,691
PMC-Sierra, Inc. (a)	3,878,400	27,110
Power Integrations, Inc.	300,000	10,647
Teradyne, Inc. (a)(d)	4,412,630	59,526
TriQuint Semiconductor, Inc. (a)	7,062,579	53,111
Ultratech, Inc. (a)	52,335	1,379
		618,936
Software - 1.7%
AsiaInfo-Linkage, Inc. (a)	879,200	13,434
Nice Systems Ltd. sponsored ADR (a)	126,600	4,522
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Solera Holdings, Inc.	100,000	$ 5,588
TiVo, Inc. (a)(d)	4,553,630	42,804
		66,348
TOTAL INFORMATION TECHNOLOGY		999,678
MATERIALS - 4.0%
Chemicals - 1.4%
Ashland, Inc.	850,000	52,054
Containers & Packaging - 1.1%
Boise, Inc.	900,000	6,237
Greif, Inc. Class A	133,500	8,150
Silgan Holdings, Inc.	733,900	28,461
		42,848
Metals & Mining - 0.1%
Reliance Steel & Aluminum Co.	100,000	4,701
Paper & Forest Products - 1.4%
Schweitzer-Mauduit International, Inc. (e)	936,500	52,547
TOTAL MATERIALS		152,150
TOTAL COMMON STOCKS (Cost $3,192,891)		3,802,630
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
LifeMasters Supported SelfCare, Inc.:
Series F (a)(g)	461,818	0
Series H (a)(g)	46,051	0
TOTAL HEALTH CARE		0
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Health Care Technology - 0.0%
Lifeoutcomes, Inc. Series A (a)(g)	39,076	0
TOTAL PREFERRED STOCKS (Cost $11,433)		0
Money Market Funds - 8.4%
	Shares	Value (000s)
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c) (Cost $321,779)	321,779,268	$ 321,779
TOTAL INVESTMENT PORTFOLIO - 108.3% (Cost $3,526,103)		4,124,409
NET OTHER ASSETS (LIABILITIES) - (8.3)%		(316,072)
NET ASSETS - 100%		$ 3,808,337
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,717,000 or 0.1% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
LifeMasters Supported SelfCare, Inc.: Series F	6/24/02	$ 5,100
Series H	12/17/07	$ 368
Lifeoutcomes, Inc. Series A	5/31/06	$ 5,965
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 4
Fidelity Securities Lending Cash Central Fund	446
Total	$ 450
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Applied Micro Circuits Corp.	$ 46,100	$ 3,469	$ -	$ -	$ 30,288
Entropic Communications, Inc.	45,614	3,107	-	-	37,455
Kulicke & Soffa Industries, Inc.	49,756	-	-	-	50,525
LTX-Credence Corp.	24,464	-	-	-	20,288
Schweitzer-Mauduit International, Inc.	48,548	-	-	140	52,547
Unisys Corp.	72,241	-	-	-	-
US Airways Group, Inc.	74,906	-	-	-	51,421
Total	$ 361,629	$ 6,576	$ -	$ 140	$ 242,524
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 456,442	$ 456,442	$ -	$ -
Consumer Staples	130,930	130,930	-	-
Energy	123,834	123,834	-	-
Financials	727,339	727,339	-	-
Health Care	481,582	481,582	-	-
Industrials	730,675	730,675	-	-
Information Technology	999,678	999,678	-	-
Materials	152,150	152,150	-	-
Money Market Funds	321,779	321,779	-	-
Total Investments in Securities:	$ 4,124,409	$ 4,124,409	$ -	$ -
Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $3,532,625,000. Net unrealized appreciation aggregated $591,784,000, of which $663,652,000 related to appreciated investment securities and $71,868,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 29, 2011